Cover Page	Nov. 12, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	HF SINCLAIR CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41325
Entity Tax Identification Number	87-2092143
Entity Address, Address Line One	2323 Victory Avenue
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	214
Local Phone Number	871-3555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001915657
Amendment Flag	false
New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common Stock $0.01 par value
Trading Symbol	DINO
Security Exchange Name	NYSE
NYSE Texas, Inc.
Document Information [Line Items]
Title of 12(b) Security	Common Stock $0.01 par value
Trading Symbol	DINO
Security Exchange Name	CHX